Supplemental Cash Flow Information - Components of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of cash flows, additional disclosures [Abstract]
Cash and cash equivalents	$ 172,727	$ 76,785	$ 159,796
Restricted cash	46,066	13,398
Cash and cash equivalents	$ 218,793	$ 90,183
Cash reserve, period over which principal and interest payments are measured	2 years